Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	572,956,416.23	29,969
Yield Supplement Overcollateralization Amount 05/31/22	23,304,447.00	0
Receivables Balance 05/31/22	596,260,863.23	29,969
Principal Payments	25,651,123.07	1,218
Defaulted Receivables	510,501.30	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	21,927,407.23	0
Pool Balance at 06/30/22	548,171,831.63	28,727

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.25%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,296,466.05	245
Past Due 61-90 days	1,555,076.73	68
Past Due 91-120 days	174,426.15	8
Past Due 121+ days	0.00	0
Total	7,025,968.93	321

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	366,084.55
Aggregate Net Losses/(Gains) - June 2022	144,416.75
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.29%
Prior Net Losses/(Gains) Ratio	-0.10%
Second Prior Net Losses/(Gains) Ratio	0.20%
Third Prior Net Losses/(Gains) Ratio	0.27%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	6,303,976.06
Actual Overcollateralization	6,303,976.06
Weighted Average Contract Rate	3.52%
Weighted Average Contract Rate, Yield Adjusted	5.74%
Weighted Average Remaining Term	46.21

Flow of Funds	$ Amount
Collections	27,750,229.61
Investment Earnings on Cash Accounts	5,291.00
Servicing Fee	(496,884.05)
Transfer to Collection Account	0.00
Available Funds	27,258,636.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	141,369.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,675,585.81
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,303,976.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,587,837.06

Total Distributions of Available Funds	27,258,636.56

Servicing Fee	496,884.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	566,367,417.44
Principal Paid	24,499,561.87
Note Balance @ 07/15/22	541,867,855.57

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2
Note Balance @ 06/15/22	26,197,417.44
Principal Paid	24,499,561.87
Note Balance @ 07/15/22	1,697,855.57
Note Factor @ 07/15/22	0.4677288%

Class A-3
Note Balance @ 06/15/22	390,600,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	390,600,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-4
Note Balance @ 06/15/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	100,020,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	33,030,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	16,520,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	171,237.63
Total Principal Paid	24,499,561.87
Total Paid	24,670,799.50

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	3,711.30
Principal Paid	24,499,561.87
Total Paid to A-2 Holders	24,503,273.17

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1559300
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3094438
Total Distribution Amount	22.4653738

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0102240
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.4919060
Total A-2 Distribution Amount	67.5021300

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	68.39
Noteholders' Third Priority Principal Distributable Amount	674.30
Noteholders' Principal Distributable Amount	257.31

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	5,504,632.16
Investment Earnings	4,708.74
Investment Earnings Paid	(4,708.74)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,914,464.06	$2,368,139.73	$2,757,751.65
Number of Extensions	111	90	112
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.38%	0.42%